Share Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2018
Share repurchase program [Abstract]
Stock repurchase program, authorized amount			$ 250.0
August 1, 2018 Program [Member]
Share repurchase program [Abstract]
Stock repurchased (in shares)	0	1,203,178
Weighted average price (in dollars per share)		$ 24.31
Stock repurchased aggregate value		$ 29.2